Property and Equipment, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Continuing Operations [Member]
Property and Equipment, Net [Line Items]
Depreciation expense	$ 238	$ 2,268	$ 677	$ 4,689
Discontinued Operations [Member]
Property and Equipment, Net [Line Items]
Property and equipment					$ 94,454